Subsequent Events (Details) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended
	Aug. 04, 2020 USD ($) $ / shares	Jul. 21, 2020 USD ($)	Jul. 16, 2020 USD ($) installment item	Jul. 01, 2020 shares	Jul. 31, 2020 USD ($) item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Subsequent Events
Drawn amount						$ 25,940	$ 435,000
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit) | $ / shares	$ 0.125
Aggregate amount of the declared distribution	$ 5,970
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit) | $ / shares	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit) | $ / shares	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit) | $ / shares	$ 0.53125
Conversion of Class B units held by GasLog Ltd | Common units
Subsequent Events
Number of units issued | shares				415,000
Refinancing | BNP Paribas, Credit Suisse AG and Alpha Bank S.A
Subsequent Events
Amount of credit facility			$ 260,331
Number of vessels refinanced | item			3
Number of repayable installments | installment			10
Installment amount			$ 8,597
Final balloon payment			174,361
Drawn amount		$ 260,331
Refinancing | BNP Paribas, Credit Suisse AG and Alpha Bank S.A | GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd
Subsequent Events
Refinance of outstanding debt		258,532
Refinancing | DNB Bank ASA, London Branch, and ING Bank N.V., London Branch
Subsequent Events
Amount of credit facility			$ 193,713
Number of vessels refinanced | item			3
Number of repayable installments | installment			10
Installment amount			$ 8,599
Final balloon payment			$ 107,723
Drawn amount		193,713
Refinancing | DNB Bank ASA, London Branch, and ING Bank N.V., London Branch | Interest rate swaps
Subsequent Events
Number of contracts entered into | item					4
Notional amount					$ 133,333
Refinancing | DNB Bank ASA, London Branch, and ING Bank N.V., London Branch | GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd
Subsequent Events
Refinance of outstanding debt		$ 174,867